Collaboration and License Agreements (Details Textual)	1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended					168 Months Ended
	Aug. 31, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Nov. 09, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 04, 2011 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 December 31 2012 Exchange Rate [Member] USD ($)	Feb. 29, 2008 Merck KGaA [Member] USD ($)	Jun. 30, 2010 Merck KGaA [Member]	Dec. 31, 2012 Merck KGaA [Member] EUR (€) Installment	Dec. 31, 2012 Merck KGaA [Member] USD ($)	Nov. 30, 2011 Merck KGaA [Member] EUR (€)	Dec. 31, 2012 Merck KGaA [Member] November 30, 2011 exchange rate [Member] USD ($)	Nov. 30, 2011 Merck KGaA [Member] November 30, 2011 exchange rate [Member] USD ($)	Dec. 31, 2006 Merck Sharp [Member] USD ($)	Dec. 31, 2012 Merck Sharp [Member] USD ($)	Dec. 31, 2010 Merck Sharp [Member]	Dec. 31, 2012 Isis Pharmaceuticals [Member] USD ($) Agreement	Dec. 31, 2001 Isis Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 University of Massachusetts Medical Center [Member] Agreement	Dec. 31, 2012 University of Massachusetts Medical Center [Member] USD ($)
Collaboration And License Agreements (Textual) [Abstract]
License fee paid to company										$ 40,000,000							$ 20,000,000
Proceeds from the sale of common stock under Stock Purchase Agreement																	10,000,000
Common stock price per share				$ 0.70	$ 1.05	$ 1.92											$ 5.50
Aggregate potential milestones to be received under collaboration - one																		165,000,000
Aggregate potential milestones to be received under collaboration - two																		260,000,000
Shares of common stock issued under stock purchase agreement																	1,818,182
Maximum cumulative milestone revenue recognized in relation to the initiation of clinical trials or the achievement of preclinical milestones													12,100,000	1,800,000		2,400,000		1,000,000
Extended revenue recognition period																			2 years
Revenue Recognition Period																			4 years
License fee received after foreign currency exchange rate in effect by company										39,700,000
Period of upfront payment revenue recognition											28 months
Maximum reimbursement agreed by the company												1,800,000			2,400,000
Amount agreed to pay by the company on achievement of milestones			1,000,000						1,300,000
Number of monthly installments												10
Final monthly installment												1
Payments under agreement using exchange rate												800,000	1,100,000
Aggregate payments under agreement excluding potential milestones												1,800,000	2,400,000
Payment to company by Isis in cash																					15,000,000
Common stock issued																					857,143
Value of common stock received for granting license																					17,300,000
Sublicense income received from Isis																				300,000
Shares of common stock issued under license agreement	4,071,005																				1,005,499
Sale of common stock issued, value		6,023,000																			1,200,000
Number of other license agreements																				2
Proceeds from license agreement		1,500,000
Payment made by company under license agreement																					$ 700,000		$ 1,700,000
Number of other royalty-bearing license agreements																						5
Patent license expiration period							2013	2019